FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Templeton Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _12/31

Date of reporting period: _9/30/10

Item 1. Schedule of Investments.

'See Note 4 regarding investments in Underlying Funds. bNon-income producing.

'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, September 30, 2010 (unaudited)

Investments in Underlying Funds'
Domestic Equity 66.1%
bFranklin Flex Cap Growth Fund, Advisor Class	68,724	$3,041,725
Franklin Growth Fund, Advisor Class	19,026	783,509
bFranklin Growth Opportunities Fund, Advisor Class	29,712	609,993
Franklin MicroCap Value Fund, Advisor Class	18,349	527,524
Franklin Natural Resources Fund, Advisor Class	17,161	603,368
Franklin Utilities Fund, Advisor Class	49,787	572,553
Mutual Shares Fund, Class Z	117,597	2,316,662
		8,455,334
Foreign Equity 30.1%
Franklin Gold and Precious Metals Fund, Advisor Class	13,518	732,273
Franklin International Small Cap Growth Fund, Advisor Class	31,150	487,492
Mutual European Fund, Class Z	57,807	1,200,655
Templeton China World Fund, Advisor Class	15,948	604,905
Templeton Foreign Fund, Advisor Class	126,597	826,681
		3,852,006
Total Investments in Underlying Funds before Short Term Investments (Cost $10,667,762) 96.2%		12,307,340
Short Term Investments (Cost $202,195) 1.6%
Money Market Funds 1.6%
b,'institutional Fiduciary Trust Money Market Portfolio, 0.00%	202,195	202,195
Total Investments in Underlying Funds (Cost $10,869,957) 97.8%		12,509,535

Investments in Exchange Traded Funds
iShares MSCI EAFE Index Fund	1,810	99,405
iShares S&P 500 Index Fund	1,910	218,676
Total Investments in Exchange Traded Funds (Cost $308,423) 2.5%		318,081
Total Investments (Cost $11,178,380) 100.3%		12,827,616
other Assets, less Liabilities (0.3)%		(41,587)
Net Assets 100.0%		$12,786,029

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, Se tember 30, 2010 unaudited

Investments in Underlying Funds'
Domestic Equity 54.4%
bFranklin Flex Cap Growth Fund, Advisor Class	3,297,990	$145,969,030
Franklin Growth Fund, Advisor Class	953,023	39,245,496
bFranklin Growth Opportunities Fund, Advisor Class	1,523,861	31,284,857
Franklin MicroCap Value Fund, Advisor Class	951,740	27,362,515
Franklin Natural Resources Fund, Advisor Class	773,550	27,198,024
Franklin Utilities Fund, Advisor Class	2,576,120	29,625,383
Mutual Shares Fund, Class Z	5,644,627	111,199,153
		411,884,458
Domestic Fixed Income 9.9%
Franklin Total Return Fund, Advisor Class	2,719,477	27,983,416
Franklin U.S. Government Securities Fund, Advisor Class	6,820,483	46,583,901
		74,567,317
Foreign Equity 23.5%
Franklin Gold and Precious Metals Fund, Advisor Class	624,276	33,817,033
Franklin International Small Cap Growth Fund, Advisor Class	1,427,897	22,346,590
Mutual European Fund, Class Z	2,540,276	52,761,537
Templeton China World Fund, Advisor Class	707,937	26,852,054
Templeton Foreign Fund, Advisor Class	6,372,033	41,609,377
		177,386,591
Foreign Fixed Income 6.0%
Franklin Templeton Emerging Market Debt Opportunities Fund	363,168	4,459,701
Templeton Global Bond Fund, Advisor Class	3,005,257	41,081,860
		45,541,561
Total Investments in Underlying Funds before Short Term Investments (Cost $602,037,139) 93.8%		709,379,927
Short Term Investments (Cost $38,670,218) 5.1%
Money Market Funds 5.1%
b,'institutional Fiduciary Trust Money Market Portfolio, 0.00%	38,670,218	38,670,218

Total Investments in Underlying Funds (Cost $640,707,357) 98.9%		748,050,145

Investments in Exchange Traded Funds
iShares Barclays Aggregate Bond Fund	59,200	6,432,080
iShares MSCI EAFE Index Fund	36,800	2,021,056
iShares S&P 500 Index Fund	40,500	4,636,845
Total Investments in Exchange Traded Funds (Cost $12,859,346) 1.7%		13,089,981
Total Investments (Cost $653,566,703) 100.6%		761,140,126
other Assets, less Liabilities (0.6)%		(4,322,638)
Net Assets 100.0%		$756,817,488

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.
'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of nine funds (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds, except Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund also invest in unaffiliated Exchange Traded Funds (ETFs).

Effective May 1, 2010, the following name changes occurred:

Former Name

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

New Name

Franklin Templeton Conservative Allocation Fund
Franklin Templeton Growth Allocation Fund
Franklin Templeton Moderate Allocation Fund

Effective June 22, 2010, the Franklin Templeton Perspectives Allocation Fund reorganized with and into the Franklin Templeton Corefolio Allocation Fund.

2. FINANCIAL INSTRUMENT VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

3. INCOME TAXES

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Franklin U.S. Government Securities Fund, Advisor Class	354,137	233,549	14,382	573,304	3,915,667	96,513	(144)	0.04%
Franklin Utilities Fund, Advisor Class	49,862	38,803	-	88,665	1,019,647	21,583	-	0.04%
Institutional Fiduciary Trust Money Market Portfolio	2,260,932	8,413,076	7,741,041	2,932,967	2,932,967	-	-	0.03%
Mutual European Fund, Class Z	96,468	16,351	12,457	100,362	2,084,527	25,182	(89,975)	0.11%
Mutual Shares Fund, Class Z	156,583	64,862	16,337	205,108	4,040,620	36,588	(103,012)	0.03%
Templeton China World Fund, Advisor Class	27,261	4,169	2,931	28,499	1,080,960	-	(17,347)	0.10%
Templeton Foreign Fund, Advisor Class	269,012	58,583	84,439	243,156	1,567,811	-	(460,244)	0.03%
Templeton Global Bond Fund, Advisor Class	180,808	70,794	-	251,602	3,439,403	100,392	-	0.01%
Total					$ 34,978,059	$ 354,805	$ (489,178)	
Franklin Templeton 2025 Retirement Target Fund								
Franklin Flex Cap Growth Fund, Advisor Class	130,274	23,695	-	153,969	$ 6,814,664	$ -	$ -	0.09%
Franklin Gold and Precious Metals Fund, Advisor Class	27,969	5,256	-	33,225	1,799,795	-	-	0.03%
Franklin Growth Fund, Advisor Class	-	41,487	-	41,487	1,708,426	-	-	0.02%
Franklin Growth Opportunities Fund, Advisor Class	118,845	17,506	69,767	66,584	1,366,975	-	(27,902)	0.07%
Franklin International Small Cap Growth Fund, Advisor Class	-	64,912	-	64,912	1,015,871	-	-	0.05%
Franklin MicroCap Value Fund, Advisor Class	34,960	5,251	-	40,211	1,156,067	-	-	0.10%
Franklin Natural Resources Fund, Advisor Class	30,500	5,667	-	36,167	1,271,639	-	-	0.05%
Franklin Small Cap Growth Fund, Advisor Class	102,689	16,874	119,563	-	-	-	229,903	-
Franklin Templeton Emerging Market Debt Opportunities Fund	15,233	4,250	2,704	16,779	206,042	-	701	0.01%
Franklin Total Return Fund, Advisor Class	114,516	61,865	12,756	163,625	1,683,703	47,245	(599)	0.01%
Franklin U.S. Government Securities Fund, Advisor Class	211,990	216,408	30,686	397,712	2,716,372	65,905	285	-
Franklin Utilities Fund, Advisor Class	59,015	48,185	-	107,200	1,232,806	26,099	-	0.01%
Institutional Fiduciary Trust Money Market Portfolio	1,224,271	11,611,369	10,504,122	2,331,518	2,331,518	-	-	0.03%
Mutual European Fund, Class Z	117,957	22,948	14,879	126,026	2,617,567	32,036	(107,021)	0.03%
Mutual Shares Fund, Class Z	192,383	83,350	20,040	255,693	5,037,144	46,202	(129,430)	0.01%
Templeton China World Fund, Advisor Class	31,798	5,670	3,427	34,041	1,291,168	-	(23,273)	0.05%
Templeton Foreign Fund, Advisor Class	306,985	75,367	101,225	281,127	1,835,758	-	(4,362)	-
Templeton Global Bond Fund, Advisor Class	106,328	72,487	8,301	170,514	2,330,926	67,947	(527,128)	-
Total					$ 36,416,441	$ 285,434	$ (588,816)	
Franklin Templeton 2035 Retirement Target Fund								
Franklin Flex Cap Growth Fund, Advisor Class	85,142	27,649	2,583	110,208	$ 4,877,817	$ -	$ (18,352)	0.15%
Franklin Gold and Precious Metals Fund, Advisor Class	20,056	5,094	3,465	21,685	1,173,570	-	(6,578)	0.03%
Franklin Growth Fund, Advisor Class	-	30,003	-	30,003	1,235,521	-	-	0.03%
Franklin Growth Opportunities Fund, Advisor Class	78,802	17,819	48,830	47,791	981,142	-	(12,532)	0.25%
Franklin International Small Cap Growth Fund	-	48,971	-	48,971	766,390	-	-	0.22%
Franklin MicroCap Value Fund, Advisor Class	23,821	5,796	-	29,617	851,489	-	-	0.25%
Franklin Natural Resources Fund, Advisor Class	20,531	6,155	-	26,686	938,285	-	-	0.10%
Franklin Small Cap Growth Fund, Advisor Class	70,935	16,018	86,953	-	-	-	162,215	-

Franklin Templeton Emerging Market Debt Opportunities Fund	2,328	1,798	253	3,873	47,557	-	14	0.02%
Franklin Total Return Fund, Advisor Class	16,421	21,826	623	37,624	387,153	7,633	(117)	0.01%
Franklin U.S. Government Securities Fund, Advisor Class	29,287	76,553	15,651	90,189	615,989	11,311	(157)	0.01%
Franklin Utilities Fund, Advisor Class	39,288	38,872	-	78,160	898,844	18,446	-	0.04%
Institutional Fiduciary Trust Money Market Portfolio	85,862	7,185,267	6,306,712	964,417	964,417	-	-	0.01%
Mutual European Fund, Class Z	78,279	23,724	10,826	91,177	1,893,742	23,177	(79,882)	0.10%
Mutual Shares Fund, Class Z	133,972	76,077	14,612	195,437	3,850,109	35,314	(78,292)	0.03%
Templeton China World Fund, Advisor Class	21,238	6,051	2,458	24,831	941,834	-	(16,007)	0.09%
Templeton Foreign Fund, Advisor Class	205,752	72,836	73,920	204,668	1,336,485	-	(346,762)	0.02%
Templeton Global Bond Fund, Advisor Class	15,874	25,882	1,207	40,549	554,311	12,046	(533)	-
Total					$ 22,314,655	$ 107,927	$ (396,981)	
Franklin Templeton 2045 Retirement Target Fund								
Franklin Flex Cap Growth Fund, Advisor Class	56,378	18,741	6,395	68,724	$3,041,725	$-	$(38,650)	0.09%
Franklin Gold and Precious Metals Fund, Advisor Class	13,313	3,339	3,134	13,518	732,273	-	(7,977)	0.02%
Franklin Growth Fund, Advisor Class	-	19,205	179	19,026	783,509	-	(362)	0.02%
Franklin Growth Opportunities Fund, Advisor Class	53,650	10,744	34,682	29,712	609,993	-	1,403	0.16%
Franklin International Small Cap Growth Fund, Advisor Class	-	32,352	1,202	31,150	487,492	-	(910)	0.14%
Franklin MicroCap Value Fund, Advisor Class	15,943	3,539	1,133	18,349	527,524	-	(16,814)	0.15%
Franklin Natural Resources Fund, Advisor Class	14,056	4,128	1,023	17,161	603,368	-	(21,372)	0.06%
Franklin Small Cap Growth Fund, Advisor Class	47,738	9,858	57,596	-	-	-	121,235	-
Franklin Utilities Fund, Advisor Class	26,477	25,224	1,914	49,787	572,553	12,089	(2,066)	0.02%
Institutional Fiduciary Trust Money Market Portfolio	18,744	4,192,149	4,008,698	202,195	202,195	-	-	0.00%
Mutual European Fund, Class Z	52,621	15,507	10,321	57,807	1,200,655	14,695	(65,016)	0.06%
Mutual Shares Fund, Class Z	84,990	48,813	16,206	117,597	2,316,662	21,249	(86,087)	0.02%
Templeton China World Fund, Advisor Class	14,485	4,007	2,544	15,948	604,905	-	(11,284)	0.06%
Templeton Foreign Fund, Advisor Class	136,474	47,248	57,125	126,597	826,881	-	(231,305)	0.01%
Total					$ 12,509,535	$ 48,033	$ (359,205)	
Franklin Templeton Conservative Allocation Fund								
Franklin Flex Cap Growth Fund, Advisor Class	2,009,530	195,916	-	2,205,446	$ 97,613,027	$ -	$ -	2.98%
Franklin Gold and Precious Metals Fund, Advisor Class	404,391	40,865	-	445,256	24,119,496	-	-	0.64%
Franklin Growth Fund, Advisor Class	-	599,436	-	599,436	24,684,758	-	-	0.67%
Franklin Growth Opportunities Fund, Advisor Class	1,839,114	136,855	1,020,165	955,804	19,622,647	-	1,164,625	5.09%
Franklin International Small Cap Growth Fund, Advisor Class	-	943,344	-	943,344	14,763,330	-	-	4.30%
Franklin MicroCap Value Fund, Advisor Class	575,855	42,363	-	618,218	17,773,780	-	-	5.18%
Franklin Natural Resources Fund, Advisor Class	461,977	47,070	-	509,047	17,898,084	-	-	1.85%
Franklin Small Cap Growth Fund, Advisor Class	1,599,055	153,869	1,752,924	-	-	-	5,485,440	-
Franklin Templeton Emerging Market Debt Opportunities Fund	1,096,744	123,728	133,708	1,086,764	13,345,463	-	59,825	6.09%
Franklin Total Return Fund, Advisor Class	8,148,576	1,482,743	214,714	9,416,605	96,896,865	2,868,403	(79,288)	2.99%
Franklin U.S. Government Securities Fund, Advisor Class	14,886,390	7,425,072	-	22,311,462	152,387,283	3,918,180	-	1.42%

Franklin Utilities Fund, Advisor Class	973,080	667,593	-	1,640,673	18,867,743	406,182	-	0.74%
Institutional Fiduciary Trust Money Market Portfolio	152,256,461	196,233,552	141,716,205	206,773,808	206,773,808	-	-	2.35%
Mutual European Fund, Class Z	1,720,522	188,217	219,131	1,689,608	35,093,164	429,502	(1,132,907)	1.81%
Mutual Shares Fund, Class Z	2,965,617	991,210	306,596	3,650,231	71,909,559	659,575	(1,614,059)	0.48%
Templeton China World Fund, Advisor Class	486,823	47,006	51,027	482,802	18,312,688	-	(114,020)	1.70%
Templeton Foreign Fund, Advisor Class	5,125,112	779,866	1,489,965	4,415,013	28,830,032	-	(6,681,863)	0.51%
Templeton Global Bond Fund, Advisor Class	7,774,593	2,100,157	-	9,874,750	134,987,833	4,118,991	-	0.33%
Total					$ 993,879,540	$ 12,400,833	$ (2,912,247)	
Franklin Templeton Corefolio Allocation Fund								
Franklin Flex Cap Growth Fund, Advisor Class	-	3,943,999	249,446	3,694,553	$ 163,520,915	$ -	$ 492,191	4.99%
Franklin Growth Fund, Advisor Class	6,121,055	1,270,613	3,384,570	4,007,098	165,012,293	-	307,432	4.49%
Institutional Fiduciary Trust Money Market Portfolio	653,209	24,883,726	25,083,006	653,929	653,929	-	-	0.01%
Mutual Shares Fund, Class Z	6,155,883	2,655,803	671,803	8,139,883	160,355,693	1,470,829	(3,280,404)	1.07%
Templeton Growth Fund Inc., Advisor Class	7,037,625	3,472,100	740,685	9,769,040	164,412,949	-	(5,494,246)	0.95%
Total					$ 653,955,779	$ 1,470,829	$ (7,975,027)	
Franklin Templeton Founding Funds Allocation Fund								
Franklin Income Fund, Advisor Class	1,353,227,646	68,879,187	256,476,654	1,165,630,179	$ 2,447,823,375	$140,572,971	$(115,644,122)	4.53%
Institutional Fiduciary Trust Money Market Portfolio	34,410,141	749,806,616	740,111,755	44,105,002	44,105,002	-	-	0.50%
Mutual Shares Fund, Class Z	144,611,186	1,172,235	21,616,419	124,167,002	2,446,089,947	22,647,572	(129,131,095)	16.27%
Templeton Growth Fund Inc., Advisor Class	164,906,605	-	19,476,010	145,430,595	2,447,596,915	-	(161,697,592)	14.07%
Total					$ 7,385,615,239	$163,220,543	$(406,472,809)	
Franklin Templeton Growth Allocation Fund								
Franklin Flex Cap Growth Fund, Advisor Class	3,119,847	178,143	-	3,297,990	$ 145,969,030	$ -	$ -	4.46%
Franklin Gold and Precious Metals Fund, Advisor Class	710,067	39,447	125,238	624,276	33,817,033	-	609,550	0.90%
Franklin Growth Fund, Advisor Class	-	953,023	-	953,023	39,245,486	-	-	1.07%
Franklin Growth Opportunities Fund, Advisor Class	2,979,100	171,229	1,626,468	1,523,861	31,284,857	-	2,054,530	8.11%
Franklin International Small Cap Growth Fund, Advisor Class	-	1,427,897	-	1,427,897	22,346,590	-	-	6.51%
Franklin MicroCap Value Fund, Advisor Class	900,508	51,232	-	951,740	27,362,515	-	-	7.97%
Franklin Natural Resources Fund, Advisor Class	731,516	42,034	-	773,550	27,198,024	-	-	2.81%
Franklin Small Cap Growth Fund, Advisor Class	2,534,271	143,838	2,678,109	-	-	-	7,042,744	-
Franklin Templeton Emerging Market Debt Opportunities Fund	363,113	11,122	11,067	363,168	4,459,701	-	4,617	2.03%
Franklin Total Return Fund, Advisor Class	2,537,365	303,606	121,494	2,719,477	27,983,416	838,817	(20,744)	0.86%
Franklin U.S. Government Securities Fund, Advisor Class	4,489,641	2,330,842	-	6,820,483	46,583,901	1,163,536	-	0.43%
Franklin Utilities Fund, Advisor Class	1,585,356	990,764	-	2,576,120	29,625,383	644,823	-	1.16%
Institutional Fiduciary Trust Money Market Portfolio	31,270,842	81,673,149	74,273,773	38,670,218	38,670,218	-	-	0.44%
Mutual European Fund, Class Z	2,697,277	184,868	341,869	2,540,276	52,761,537	645,743	(1,561,551)	2.73%
Mutual Shares Fund, Class Z	4,787,405	1,338,653	481,431	5,644,627	111,199,153	1,019,951	(3,218,110)	0.74%
Templeton China World Fund, Advisor Class	743,060	43,009	78,132	707,937	26,852,054	-	32,230	2.50%
Templeton Foreign Fund, Advisor Class	7,739,305	853,389	2,220,661	6,372,033	41,609,377	-	(11,624,973)	0.73%

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2010, all of the Funds' investments in securities carried at fair value were in Level I inputs. For detailed categories, see the accompanying Statements of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 24, 2010